Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 5,204	$ 50,498
Accounts receivable - net of allowances for doubtful accounts of $907 and $663	26,472	16,522
Prepaid expenses	2,047	1,369
Other current assets	17,704	10,757
Total current assets	51,427	79,146
Noncurrent inventories and theatrical film and television production costs	7,713	0
Property, Plant and Equipment - Net	131,473	125,222
Goodwill	146,370	105,449
Licenses	96,144	96,136
Trademarks And Tradenames - Net	24,345	7,021
Distribution Networks - Net	17,069	0
Other Intangible Assets - Net	26,269	11,119
Investments In and Advances to Equity Affiliates	6,245	1,560
Other Assets	24,809	18,444
Total Assets	531,864	444,097
Current Liabilities
Debt maturing within one year	10,255	38,374
Accounts payable and accrued liabilities	43,184	34,470
Advanced billings and customer deposits	5,948	4,213
Accrued taxes	1,179	1,262
Dividends payable	3,854	3,070
Total current liabilities	64,420	81,389
Long-Term Debt	166,250	125,972
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	57,859	43,207
Postemployment benefit obligation	19,218	31,775
Other noncurrent liabilities	30,233	19,747
Total deferred credits and other noncurrent liabilities	107,310	94,729
Stockholders' Equity
Common stock ($1 par value, 14,000,000,000 authorized at December 31, 2018 and 2017: issued 7,620,748,598 at December 31, 2018 and 6,495,231,088 at 2017)	7,621	6,495
Additional paid-in capital	125,525	89,563
Retained earnings	58,753	50,500
Treasury stock (339,120,073 at December 31, 2018 and 355,806,544 at December 31, 2017, at cost)	(12,059)	(12,714)
Accumulated other comprehensive income	4,249	7,017
Noncontrolling interest	9,795	1,146
Total stockholders' equity	193,884	142,007
Total Liabilities and Stockholders' Equity	$ 531,864	$ 444,097